Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Except as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On August 1, 2020, the Company, entered into an agreement and plan of merger (the "Merger Agreement") with Lordstown Motors Corp., a Delaware corporation ("LMC") and DPL Merger Sub Corp., a Delaware corporation and a wholly-owned subsidiary of the Company ("Merger Sub"), pursuant to which Merger Sub will merge with and into LMC with LMC surviving the merger (the "Merger"). Upon consummation of the Merger, LMC will become a wholly owned subsidiary of the Company.

Upon the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Merger, each share of common stock, par value $0.0001 per share, of LMC ("LMC Common Stock") issued and outstanding at the effective time shall be converted into, and become exchangeable for the number of shares of Class A common stock of the Company equal to the quotient obtained by dividing (A) the Purchase Price (as defined in the Merger Agreement) by (B) $10.00 by (C) the Fully Diluted Share Number (as defined in the Merger Agreement) (such number of shares of the Company's Class A common stock, the "Stock Merger Consideration") (except for (i) holders of LMC Common Stock that are not accredited investors, who will receive an amount per share in cash equal to the Stock Merger Consideration multiplied by $10.00 and (ii) holders of Dissenting Shares (as defined in the Merger Agreement), who shall, by virtue of the Merger and without any action on the part of the holder of such Dissenting Share, cease to be outstanding, be cancelled without payment of any consideration therefor and shall cease to exist, subject to any rights the holder thereof may have under Section 2.14 of the Merger Agreement). Additionally, each outstanding option to purchase shares of LMC Common Stock will be converted into an option to purchase shares of the Company's Class A common stock.

The Merger will be consummated subject to the deliverables and provisions as further described in the Merger Agreement. For additional information about LMC, the Merger Agreement and the Merger, see the Form 8-K filed by the Company on August 3, 2020.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.